Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 116,128	$ 16,837	¥ 90,552	$ 13,129	¥ 356,115	¥ 431,459
Restricted Cash	132	19	164,030	$ 23,782	115	115
Derivative Asset, Current	0	0	5,989
Prepayments and other current assets	30,401	4,407	46,670
Total current assets	176,643	25,610	381,136
Non-current assets:
Long-term investments	141,901	20,574	141,926
Total non-current assets	256,464	37,184	214,401
Total assets	433,107	62,794	595,537
Current liabilities:
Short-term loan	5,000	725	150,000
Total current liabilities	255,439	37,035	373,642
Non-current liabilities:
Deferred revenue - non-current	3,585	520	3,845
Total non-current liabilities	19,426	2,816	6,452
Total liabilities	274,865	39,851	380,094
Shareholders' equity
Treasury shares	(1,689)	(245)
Accumulated deficit	(925,982)	(134,255)	(819,018)
Accumulated other comprehensive income	18,304	2,654	12,451
Total shareholders' equity	127,690	18,513	215,443		¥ 321,239	¥ 507,788
Total liabilities and shareholders' equity	433,107	62,794	595,537
Parent Company
Current assets:
Cash and cash equivalents	33,871	4,911	6,724
Restricted Cash	0	0	5,998
Derivative Asset, Current	0	0	5,989
Due from the entities within the Group	7,655	1,110	6,871
Prepayments and other current assets	20,331	2,947	7,314
Other receivables			638
Total current assets	61,857	8,968	32,896
Non-current assets:
Long-term investments	334,988	48,569	400,809
Other Receivables Non Current	0	0
Total non-current assets	334,988	48,569	401,447
Total assets	396,845	57,537	434,343
Current liabilities:
Short-term loan	0	0	150,000
Accrued liabilities and other current liabilities	3,850	558	2,258
Due to the entities within the Group	265,305	38,466	63,366
Total current liabilities	269,155	39,024	215,624
Non-current liabilities:
Deferred revenue - non-current	0	0	3,276
Total non-current liabilities	0	0	3,276
Total liabilities	269,155	39,024	218,900
Shareholders' equity
Treasury shares	(1,689)	(245)
Additional Paid in Capital	1,037,007	150,352	1,021,961
Accumulated deficit	(925,982)	(134,255)	(819,018)
Accumulated other comprehensive income	18,304	2,654	12,451
Total shareholders' equity	127,690	18,513	215,443
Total liabilities and shareholders' equity	396,845	57,537	434,343
Class A Common Shares
Shareholders' equity
Common shares	39	5	38
Class A Common Shares | Parent Company
Shareholders' equity
Common shares	39	5	38
Class B Common Shares
Shareholders' equity
Common shares	11	2	11
Class B Common Shares | Parent Company
Shareholders' equity
Common shares	¥ 11	$ 2	¥ 11